Inventories and Contracts in Progress (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories and Contracts in Progress [Abstract]
Raw materials	$ 30,429	$ 20,646
Work-in-process	10,258	5,368
Finished goods	18,851	8,490
Contracts in Progress	1,074	314
Inventories and contracts in progress	$ 60,612	$ 34,818